Commitments and Contingencies	9 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 5 – Commitments and Contingencies

Commitments and contingencies are described below and summarized by the following table as of June 30, 2014:

	Total	2015	2016	2017	2018	2019	Thereafter
Clinical research and trial obligations	$273,000	$273,000	$—	$—	$—	$—	$—
Sponsored research agreement with related party	362,000	82,000	70,000	70,000	70,000	70,000	—
Management fee	1,320,000	264,000	264,000	264,000	264,000	264,000	—

	$1,955,000	$619,000	$334,000	$334,000	$334,000	$334,000	$—

Clinical Research and Trial Obligations

In connection with upcoming clinical trials, Vyrix has a remaining commitment of $273,000 on contracts related to the Zertane drug.

Sponsored Research Agreement with Related Party

Aytu entered into a Sponsored Research Agreement with Trauma Research LLC (“TRLLC”), a related party, in June 2013. Under the terms of the Sponsored Research Agreement, TRLLC agreed to work collaboratively in advancing the ORP diagnostic platform through research and development efforts. The Sponsored Research Agreement may be terminated without cause by either party on 30 days’ notice (see Note 8 - Related Party Transactions).

Management Fee

In January 2014 and January 2013, Aytu entered into agreements with Ampio whereby Aytu agreed to pay Ampio $22,000 per month for shared overhead which includes costs related to the shared facility, corporate staff, and other miscellaneous overhead expenses. These agreements will be in effect until they are terminated in writing by both parties.